Pensions and Other Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Pensions And Other Post Employment Benefits [Abstract]
Summary of Defined Benefit and OPEB Plan Obligation and Funded Status
A) Defined Benefit and OPEB Plan Obligation and Funded Status
Information related to defined benefit pension and OPEB plans, based on actuarial estimations, is:

	Pension Benefits		OPEB
	2022	2021	2022	2021
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	220	188	225	20
Plan Acquisition Upon the Arrangement (1)	—	41	—	224
Current Service Costs	16	16	8	9
Past Service Costs - Curtailment and Plan Amendments	—	(1)	—	(3)
Interest Costs (2)	7	6	7	6
Benefits Paid	(12)	(17)	(8)	(8)
Plan Participant Contributions	2	2	—	—
Re-measurements:
(Gains) Losses From Experience Adjustments	1	4	(2)	10
(Gains) Losses From Changes in Demographic Assumptions	—	(1)	—	(3)
(Gains) Losses From Changes in Financial Assumptions	(64)	(18)	(57)	(30)
Exchange Rate Movements and Other	2	—	1	—
Defined Benefit Obligation, End of Year	172	220	174	225

Plan Assets
Fair Value of Plan Assets, Beginning of Year	159	117	—	—
Plan Acquisition Upon the Arrangement (1)	—	32	—	—
Employer Contributions	16	9	8	3
Plan Participant Contributions	2	2	—	—
Benefits Paid	(10)	(13)	(8)	(3)
Interest Income (2)	4	3	—	—
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(26)	9	—	—
Exchange Rate Movements and Other	2	—	—	—
Fair Value of Plan Assets, End of Year	147	159	—	—

Pension and OPEB (Liability) (3)	(25)	(61)	(174)	(225)
(1)The Company acquired Husky’s defined benefit pension and other post-retirement benefit obligations in connection with the Arrangement. See Note 5.
(2)Based on the discount rate of the defined benefit obligation at the beginning of the year.
(3)Liabilities for the DB Pension Plan and OPEB plans are included in other liabilities on the Consolidated Balance Sheets.

Summary of Pension and OPEB Costs
B) Pension and OPEB Costs

	Pension Benefits			OPEB
As at December 31,	2022	2021	2020	2022	2021	2020
Defined Benefit Plan Cost
Current Service Costs	16	16	13	8	9	1
Past Service Costs - Curtailments and Plan Amendments	—	(1)	—	—	(3)	—
Net Interest Costs	3	3	3	7	6	—
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	26	(9)	(5)	—	—	—
(Gains) Losses From Experience Adjustments	1	4	1	(2)	10	(2)
(Gains) Losses From Changes in Demographic Assumptions	—	(1)	—	—	(3)	—
(Gains) Losses From Changes in Financial Assumptions	(64)	(18)	15	(57)	(30)	1
Defined Benefit Plan Cost (Recovery)	(18)	(6)	27	(44)	(11)	—
Defined Contribution Plan Cost (1)	72	68	22	—	—	—
Total Plan Cost	54	62	49	(44)	(11)	—
(1)    Includes defined contribution and U.S. 401(k) plans.

Summary of Fair Value of the Plan Assets

2022 Target Allocation (percent)	Canadian Plan	U.S. Plan
Equity Funds	25% - 75%	21% - 51%
Fixed Income Funds	20% - 50%	55% - 74%
Real Estate Funds	—% - 15%	—%
Listed Infrastructure Funds	—% - 10%	—%
Emerging Market Debt Funds	—% - 10%	—%
Cash and Cash Equivalents	—% - 10%	—%
The fair value of the DB Pension Plan assets is:

As at December 31,	2022	2021
Equity Funds	68	77
Fixed Income Funds	50	54
Real Estate Funds	9	9
Listed Infrastructure Funds	7	8
Emerging Market Debt Funds	5	8
Cash and Cash Equivalents	7	2
Non-Invested Assets	1	1
Total Fair Value of DB Pension Plan Assets	147	159
Fair value of the cash and cash equivalents, equity, fixed income and listed infrastructure assets are based on the trading price of the underlying funds (Level 1). The fair value of the real estate funds reflects the appraisal valuation for each property investment (Level 2). The fair value of the non-invested assets is the discounted value of the expected future payments (Level 3).
The DB Pension Plan does not hold any direct investment in Cenovus common shares or preferred shares.
Summary of principal weighted average actuarial assumptions used to determine benefit obligations and expenses
The principal weighted average actuarial assumptions used to determine benefit obligations and expenses are as follows:

	Pension Benefits			OPEB
For the years ended December 31,	2022	2021	2020	2022	2021	2020
Discount Rate	5.12%	2.95%	2.50%	5.13%	2.98%	2.50%
Future Salary Growth Rate	4.05%	4.03%	3.97%	N/A	4.94%	4.94%
Average Longevity (years)	88.4	88.3	88.3	88.4	88.3	88.2
Health Care Cost Trend Rate	N/A	N/A	N/A	5.24%	5.64%	6.00%

Sensitivity of defined benefit and OPEB obligation to changes in relevant actuarial assumptions

	2022		2021
As at December 31,	Increase	Decrease	Increase	Decrease
One Percent Change:
Discount Rate	(43)	51	(59)	76
Future Salary Growth Rate	3	(3)	4	(4)
Health Care Cost Trend Rate	19	(17)	26	(20)
One Year Change in Assumed Life Expectancy	10	(10)	4	(4)